Investments (Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		¥ 18,213,761	¥ 23,180,206
Gross unrealized gains, available-for-sale securities		2,376,615	2,282,634
Gross unrealized losses, available-for-sale securities		33,258	10,315
Fair value, available-for-sale securities		20,557,118	25,452,525
Amortized cost, held-to-maturity securities		3,817,360	4,818,961
Gross unrealized gains, held-to-maturity securities		37,289	60,514
Gross unrealized losses, held-to-maturity securities		7,931	6,266
Fair value, held-to-maturity securities		3,846,718	4,873,209
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1]	832,738	920,375
Gross unrealized gains, available-for-sale securities	[1]	15,500	29,804
Gross unrealized losses, available-for-sale securities	[1],[2]	5,441	1,293
Fair value, available-for-sale securities	[1]	842,797	948,886
Amortized cost, held-to-maturity securities	[3]	757,384	1,058,929
Gross unrealized gains, held-to-maturity securities	[3]	121	3,894
Gross unrealized losses, held-to-maturity securities	[3]	7,931	6,266
Fair value, held-to-maturity securities	[3]	749,574	1,056,557
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		10,256,512	15,672,171
Gross unrealized gains, available-for-sale securities		22,782	91,420
Gross unrealized losses, available-for-sale securities		16,408	1,015
Fair value, available-for-sale securities		10,262,886	15,762,576
Amortized cost, held-to-maturity securities		3,059,976	3,760,032
Gross unrealized gains, held-to-maturity securities		37,168	56,620
Fair value, held-to-maturity securities		3,097,144	3,816,652
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		279,864	234,587
Gross unrealized gains, available-for-sale securities		4,841	6,097
Gross unrealized losses, available-for-sale securities		233	3
Fair value, available-for-sale securities		284,472	240,681
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,148,389	436,792
Gross unrealized gains, available-for-sale securities		10	1,720
Gross unrealized losses, available-for-sale securities		4,578	32
Fair value, available-for-sale securities		1,143,821	438,480
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		933,942	939,808
Gross unrealized gains, available-for-sale securities		1,246	2,740
Gross unrealized losses, available-for-sale securities		236	153
Fair value, available-for-sale securities		934,952	942,395
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		142,879	206,882
Gross unrealized gains, available-for-sale securities		1,838	4,254
Gross unrealized losses, available-for-sale securities		558	878
Fair value, available-for-sale securities		144,159	210,258
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		223,105	186,525
Gross unrealized gains, available-for-sale securities		1,092	788
Gross unrealized losses, available-for-sale securities		282	523
Fair value, available-for-sale securities		223,915	186,790
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[4]	1,958,472	2,079,599
Gross unrealized gains, available-for-sale securities	[4]	52,046	15,688
Gross unrealized losses, available-for-sale securities	[4]	2,286	420
Fair value, available-for-sale securities	[4]	2,008,232	2,094,867
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[5]	909,052	839,981
Gross unrealized gains, available-for-sale securities	[5]	3,377	8,744
Gross unrealized losses, available-for-sale securities	[5]	1,643	1,421
Fair value, available-for-sale securities	[5]	910,786	847,304
Equity securities (marketable)
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,528,808	1,663,486
Gross unrealized gains, available-for-sale securities		2,273,883	2,121,379
Gross unrealized losses, available-for-sale securities		1,593	4,577
Fair value, available-for-sale securities		¥ 3,801,098	¥ 3,780,288

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016, and ¥134,240 million and ¥708,557 million, respectively, at March 31, 2017. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016, and ¥134,118 million and ¥104,270 million, respectively, at March 31, 2017. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[3]	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.
[4]	Other debt securities presented in the above table primarily consist of certificates of deposit ("CDs") and asset-backed securities ("ABS"), of which the total fair values were ¥158,446 million at March 31, 2016, and ¥155,138 million at March 31, 2017.
[5]	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateralized loan obligations ("CLO"), of which the total fair values were ¥201,952 million at March 31, 2016, and ¥258,059 million at March 31, 2017.